Stock-based Compensation - Stock-Based Compensation Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 29,324
Stock-based compensation capitalized for software development	1,099	$ 0	$ 0
Total stock-based compensation cost	30,423
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6,021
Product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	5,103
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 18,200